Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Investment Securities:
Available-for-sale securities	¥ 52,319	¥ 43,633
Non-marketable equity securities	1,783	1,837
Long-term Investments, Total	¥ 54,102	¥ 45,470